Preference shares	12 Months Ended
Dec. 31, 2019
Disclosure Of Preference Shares [Abstract]
Preference shares [Text Block]

9. Preference shares

On September 12, 2019, the Company announced that it had completed the first tranche of a private placement pursuant to which it issued 1,089,125 Class A Preference shares at a price of $0.40 per share for aggregate gross proceeds of $435,650.

The finalized terms of the private placement were follows and carry certain rights and restrictions, which include:

  a fixed dividend rate which shall accrue on a daily basis (based on a 360 day year consisting of 12 30-day months) at a rate of seven (7%) per annum;
  the right of the Class A Shareholder to convert the paid up amount of each Class A Share, from time-to-time, into shares of the Company (each, a "Share") at any time prior to the date that is five (5) years from the date of issuance of the Class A Shares at a conversion price of $0.33;
  voting rights only on matters pertaining to Class A Shares until they are converted to common shares at which time all voting rights attach; and
  a first priority over all Shares or shares of any other class of the Company as to dividends and upon liquidation.

Subject to the earlier conversion by Class A shareholders and compliance with applicable laws, the Company may, in its discretion at any time, prior to the date that is five (5) years from the date of issuance of the Class A Shares (the "Required Redemption Date") redeem all of the Class A Shares at a price (the "Redemption Price") of:

(i) $0.468 per Class A Share for the period from the date of issuance (the "Issue Date") to the date that is the first anniversary of the Issue Date;

(ii) $0.536 for the period from the date that is the day after the first anniversary of the Issue Date to the date that is the second anniversary of the Issue Date;

(iii) $0.604 for the period from the date that is the day after the second anniversary of the Issue Date to the date that is the third anniversary of the Issue Date;

(iv) $0.672 for the period from the date that is the day after the third anniversary of the Issue Date to the date that is the fourth anniversary of the Issue Date; and

(v) $0.740 for the period from the date that is the day after the fourth anniversary of the Issue Date and the date that is the fifth anniversary of the Issue Date.

On the Required Redemption Date, the Company must redeem all remaining outstanding Class A Shares at the Redemption Price, subject to compliance with applicable laws.

The financial instrument is being measured at amortized cost.  Given the Company has an obligation to redeem the preference shares in 5 years at $0.74/share, the effective interest was accreted for the redemption amount and accrued cumulative dividends that will be settled in the future.

The Company paid $19,652 cash finder's fees to one finder.